Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Brokerage licenses	14,558	14,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	2,142	2,142
Medical institution license	3,708	3,708

Total	57,831	57,831

Less: Accumulated amortization	(361)	(500)
Less: Impairment	(717)	(717)

Intangible assets, net	56,753	56,614